UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brigade Capital Management, LLC

Address:  717 Fifth Avenue, Suite 1301
          New York, New York 10022


13F File Number: 028-12820

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Donald E. Morgan, III
Title:  Managing Member
Phone:  (212) 745-9700


Signature, Place and Date of Signing:

/s/ Donald E. Morgan, III          New York, NY              May 15, 2009
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]


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Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  53

Form 13F Information Table Value Total:  $374,387
                                         (thousands)


List of Other Included Managers:

          Form 13F File Number    Name

1.        028-12821               Brigade Leveraged Capital Structures Fund Ltd.

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                                                    FORM 13F INFORMATION TABLE
                                                          March 31, 2009


COLUMN 1                      COLUMN  2        COLUMN 3  COLUMN 4         COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8
---------------               ---------        --------  --------  ------------------  -----------   --------  --------------------
                              TITLE                      VALUE      SHRS OR  SH/ PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP    (X$1000)    PRN AMT  PRN CALL  DISCRETION    MANAGERS    SOLE   SHARED  NONE
---------------               ---------        --------  --------  ------------------  -----------   --------  --------------------
A D C TELECOMMUNICATIONS      NOTE 3.500% 7/1  000886AE1     955    2,000,000           Share-Defined   1      2,000,000    0    0
ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1  007903AN7  25,886   58,500,000           Share-Defined   1     58,500,000    0    0
ALCOA INC                     COM              013817101   5,630      500,000   Put     Share-Defined   1        500,000    0    0
ALCOA INC                     COM              013817101   2,252      200,000   Call    Share-Defined   1        200,000    0    0
AMERICAN EXPRESS CO           COM              025816109   2,783      150,000   Put     Share-Defined   1        150,000    0    0
AMERICREDIT CORP              NOTE 2.125% 9/1  03060RAR2   7,500   20,000,000           Share-Defined   1     20,000,000    0    0
AMERICREDIT CORP              COM              03060R101   1,146      150,000   Put     Share-Defined   1        150,000    0    0
AMKOR TECHNOLOGY INC          NOTE 2.500% 5/1  031652AX8   1,075    1,000,000           Share-Defined   1      1,000,000    0    0
ANADARKO PETE CORP            COM              32511107    7,195      185,000           Share-Defined   1        185,000    0    0
BARCLAYS PLC                  ADR              06738E204  12,587      450,000   Put     Share-Defined   1        450,000    0    0
BARCLAYS PLC                  ADR              06738E204   7,272      260,000   Put     Share-Defined   1        260,000    0    0
BEAZER HOMES USA INC          COM              07556Q105       6        6,300           Share-Defined   1          6,300    0    0
BEAZER HOMES USA INC          COM              07556Q105     388      245,600   Put     Share-Defined   1        245,600    0    0
BORGWARNER INC                COM              099724106  10,885      500,000   Call    Share-Defined   1        500,000    0    0
CAPITAL ONE FINL CORP         COM              14040H105   3,189      100,000   Put     Share-Defined   1        100,000    0    0
CAPITAL ONE FINL CORP         COM              14040H105   9,567      300,000   Put     Share-Defined   1        300,000    0    0
CARNIVAL CORP                 PAIRED CTF       143658300   4,864      200,000   Put     Share-Defined   1        200,000    0    0
CATERPILLAR INC DEL           COM              149123101   4,454       99,700   Put     Share-Defined   1         99,700    0    0
CATERPILLAR INC DEL           COM              149123101   4,467      100,000   Put     Share-Defined   1        100,000    0    0
CORNING INC                   COM              219350105   1,906      200,000   Put     Share-Defined   1        200,000    0    0
DELTA AIR LINES INC DEL       COM NEW          247361702   1,719      150,000   Call    Share-Defined   1        150,000    0    0
DELTA AIR LINES INC DEL       COM NEW          247361702   1,146      100,000   Call    Share-Defined   1        100,000    0    0
DELTA AIR LINES INC DEL       COM NEW          247361702   1,146      100,000   Call    Share-Defined   1        100,000    0    0
FELCOR LODGING TR INC         COM              31430F101     708      520,329           Share-Defined   1        520,329    0    0
HCP INC                       COM              40414L109   1,389       50,000   Put     Share-Defined   1         50,000    0    0
HCP INC                       COM              40414L109   2,777      100,000   Put     Share-Defined   1        100,000    0    0
INVESCO LTD                   SHS              G491BT108   2,379       80,000   Put     Share-Defined   1         80,000    0    0
INVESCO LTD                   SHS              G491BT108   1,784       60,000   Put     Share-Defined   1         60,000    0    0
ISLE OF CAPRI CASINOS INC     COM              464592104   1,012      191,360           Share-Defined   1        191,360    0    0
JOHNSON CTLS INC              COM              478366107   9,080      500,000   Call    Share-Defined   1        500,000    0    0
JPMORGAN CHASE & CO           COM              46625H100   3,784      120,000   Put     Share-Defined   1        120,000    0    0
JPMORGAN CHASE & CO           COM              46625H100   2,522       80,000   Put     Share-Defined   1         80,000    0    0
LAS VEGAS SANDS CORP          COM              517834107     903      300,000           Share-Defined   1        300,000    0    0
MTR GAMING GROUP INC          COM              553769100   1,349    1,498,653           Share-Defined   1      1,498,653    0    0
PINNACLE AIRL CORP            COM              723443107     763      548,584           Share-Defined   1        548,584    0    0
PNC FINL SVCS GROUP INC       COM              693475105   7,350      150,000   Call    Share-Defined   1        150,000    0    0
PNC FINL SVCS GROUP INC       COM              693475105  12,250      250,000   Call    Share-Defined   1        250,000    0    0
PRICELINE COM INC             COM NEW          741503403   7,365      100,000   Put     Share-Defined   1        100,000    0    0
RANDGOLD RES LTD              ADR              752344309   1,142       26,000   Call    Share-Defined   1         26,000    0    0
RANDGOLD RES LTD              ADR              752344309   1,779       40,500   Call    Share-Defined   1         40,500    0    0
SANSIK CORP                   NOTE 1.00% 5/1   80004CAC5  12,000   20,000,000           Share-Defined   1     20,000,000    0    0
SINCLAIR BROADCAST GROUP INC  NOTE 3.00% 5/1   829226AW9  14,885   26,000,000           Share-Defined   1     26,000,000    0    0
SKF - S&P Financials          COM              74347R628   5,212       50,600   Put     Share-Defined   1         50,600    0    0
SKF - S&P Financials          COM              74347R628  10,425      101,200   Put     Share-Defined   1        101,200    0    0
SKF - S&P Financials          COM              74347R628   5,212       50,600   Put     Share-Defined   1         50,600    0    0
SPY - S&P 500                 COM              78462F103   9,024      100,000   Call    Share-Defined   1        100,000    0    0
SPY - S&P 500                 COM              78462F103  54,144      600,000   Call    Share-Defined   1        600,000    0    0
SPY - S&P 500                 COM              78462F103  45,120      500,000   Call    Share-Defined   1        500,000    0    0
SPY - S&P 500                 COM              78462F103  27,072      300,000   Put     Share-Defined   1        300,000    0    0
TYSON FOODS INC               Cl A             902494103   4,695      500,000           Share-Defined   1        500,000    0    0
UNITED STATES STL CORP NEW    COM              912909108   7,440      200,000   Call    Share-Defined   1        200,000    0    0
WESTERN REFNG INC             COM              959319104   1,552      200,000   Call    Share-Defined   1        200,000    0    0
XLF - S&P Financials          COM              81369Y605   1,252      100,000   Call    Share-Defined   1        100,000    0    0



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